Offerings - Offering: 1	Jan. 28, 2026 USD ($)
Offering:
Fee Previously Paid	true
Rule 0-11	true
Transaction Valuation	$ 966,451,790.00
Amount of Registration Fee	$ 133,466.99
Offering Note	N/A